PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROMISSORY NOTES
PROMISSORY NOTES

NOTE 6 –PROMISSORY NOTES

Promissory notes payable as of September 30, 2024 and December 31, 2023 consists of the following:

September 30, 2024	December 31, 2023
46,000	$46,000
5,000	5,000
5,000	5,000
28,500	28,500
9,667	9,667
12,439	12,439
4,495	4,495
3,000	3,000
8,670	8,670
3,000	3,000
5,565	-
6,500	-
20,000	-
3,045	-
2,230	-
2,500	-
4,500	-
13,005	-
183,116	$125,771

The Company has issued various promissory notes amounting to $48,167 for general operating purposes. The notes carry a various interest rates ranging from 8 -15% and are due on demand.

The Company received approval from the U.S. Small Business Administration to fund the Company’s request for a loan under the SBA’s Economic Injury Disaster Loan Program (EDIL loan). In connection with the EDIL Loan, the Company has entered into the promissory note in principal amount of $46,000. The EDIL Loan is scheduled to mature on March 2052, has a 3.75% interest rate, and is subject to the terms and conditions applicable to all loans made pursuant to the EDIL loans as administered by the SBA.

During the nine months ended September 30, 2024, the Company issued various promissory notes amounting to $57,345 for general operating purposes. The notes carry a interest rate of 10% and are due on demand. As of  September 30, 2024 and December 31, 2023, the Company had notes due to this noteholder amounting to $88,949 and $31,604, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded interest expense of $12,307 and $3,913, respectively.

NOTE 5 –PROMISSORY NOTES

Promissory notes payable as of December 31, 2023 and 2022 consists of the following:

December 31, 2023	December 31, 2022
$46,000	$46,000
5,000	5,000
5,000	5,000
28,500	28,500
9,667	9,667
12,439	-
4,495	-
3,000	-
8,670	-
3,000	-
$125,771	$94,167

The Company has issued various promissory notes amounting to $59,837 for general operating purposes. The notes carry a various interest rates ranging from 8 -15% are due on demand.

The Company received approval from the U.S. Small Business Administration to fund the Company’s request for a loan under the SBA’s Economic Injury Disaster Loan Program (EDIL Loan), In connection with the EDIL Loan, the Company has entered into the promissory note in principal amount of $46,000. The EDIL Loan is scheduled to mature on March 2052, has a 3.75% interest rate, and is subject to the terms and conditions applicable to all loans made pursuant to the EDIL loans as administered by the SBA.

During the year ended December 31, 2023, the Company issued various promissory notes amounting to $31,604 for general operating purposes. The notes carry an interest rate of  10% and are due on demand.

During the years ended December 31, 2023 and 2022, the Company recorded interest expense of $8,922 and $17,352 respectively.